Related Parties (Tables)	6 Months Ended
Jul. 31, 2018
Disclosure of transactions between related parties [abstract]
Disclosure of Transactions Between Related Parties

	Opening balance NZ$	Closing balance NZ$	Interest not charged NZ$	Interest paid/payable NZ$	Impairment NZ$

Loans to related parties
Cullen Investments Limited - 31 July 2018	11,535,677	12,791,201
Cullen Investments Limited - 31 January 2018	13,051,321	11,535,677	-	-	-
Whitespace Atelier Limited - 31 July 2018	272,665	722,385
Whitespace Atelier Limited - 31 January 2018	-	272,665	-	-	-
FOH Online Inc. - 31 July 2018	3,518,009	2,488,487
FOH Online Inc. - 31 January 2018	-	3,518,009	-	-	-

Loans from related parties
Naked Inc. - 31 July 2018	(1,368,577)	-
Naked Inc. - 31 January 2018	-	(1,368,577)	-	-	-